Note 16 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012
Weighted average expected life in years	4.3	5.2
Weighted average risk free interest rate	0.73%	0.81%
Weighted average volatility	149.85%	97.83%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
Unrecognized
Compensation
Years ending December 31,	Cost

2014	$214,106
2015	35,151
Total	$249,257

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2011	4,365,546	$2.82
Granted	1,150,000	$0.23
Exercised	-	$-
Forfeited or expired	(286,216)	$2.85
Outstanding at December 31, 2012	5,229,330	$2.25
Granted	4,693,644	$0.36
Exercised	(108,334)	$0.35
Cancelled	(1,113,644)	$2.92
Forfeited or expired	(334,166)	$1.15
Outstanding at December 31, 2013	8,366,830	$1.17

Vested and exercisable at December 31, 2013	5,112,738	$1.69

Schedule of Other Share-based Compensation, Activity [Table Text Block]
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2011	1,314,722	$2.48
Granted	1,150,000	$0.23
Vested	(1,901,722)	$1.52
Forfeited or expired	(54,250)	$3.41
Outstanding at December 31, 2012	508,750	$0.66
Granted	4,693,644	$0.36
Vested	(1,667,886)	$0.39
Cancelled	(43,750)	$2.87
Forfeited or expired	(236,666)	$0.50
Outstanding at December 31, 2013	3,254,092	$0.35